As filed with the Securities and Exchange Commission on May 19, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07763

THE MASTERS’ SELECT FUNDS TRUST

4 Orinda Way, Suite 200-D, Orinda, California 94563

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
                   Orinda, CA  94563

Copies to:

Mitchell Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

                           (925) 254-8999

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 93.5%

Consumer Discretionary: 14.5%
22,600	Amazon.com, Inc. *	$3,067,498
125,500	American Eagle Outfitters, Inc.	2,324,260
252,042	DIRECTV - Class A *	8,521,540
232,000	Interpublic Group of Companies, Inc. *	1,930,240
206,190	Las Vegas Sands Corp. *	4,360,919
96,100	Mohawk Industries, Inc. *	5,225,918
20,800	New Oriental Education & Technology Group - ADR*	1,778,608
208,490	Orient-Express Hotels Ltd. *	2,956,388
69,000	Petsmart, Inc.	2,205,240
278,620	Pulte Homes, Inc. *	3,134,475
45,000	Time Warner Cable, Inc.	2,398,950
58,900	Urban Outfitters, Inc. *	2,239,967
225,000	Walt Disney Co. (The)	7,854,750
		47,998,753
Consumer Staples: 4.4%
18,400	Coca-Cola Co.	1,012,000
74,330	Costco Wholesale Corp.	4,438,244
22,000	NBTY, Inc. *	1,055,560
46,650	Procter & Gamble Co.	2,951,546
359,500	Sara Lee Corp.	5,007,835
		14,465,185
Energy: 11.4%
88,200	Canadian Natural Resources Ltd.	6,530,328
235,500	Cenovus Energy Inc.	6,172,455
356,000	Chesapeake Energy Corp.	8,415,840
56,590	EOG Resources, Inc.	5,259,474
29,500	FMC Technologies, Inc. *	1,906,585
60,000	National Oilwell Varco, Inc.	2,434,800
20,300	Range Resources Corp.	951,461
39,500	Schlumberger Ltd.	2,506,670
48,500	Smith International, Inc.	2,076,770
19,200	Transocean, Inc. *	1,658,496
		37,912,879
Finance: 18.4%
200,600	American Express Co.	8,276,756
368,500	Bank of New York Mellon Corp.	11,379,280
56	Berkshire Hathaway, Inc. - Class A *	6,820,800
237,500	CapitalSource, Inc.	1,327,625
107,500	Charles Schwab Corp.	2,009,175
527,000	Cheung Kong Holding Ltd. -ADR	6,708,710
26,000	Fairfax Financial Holdings Ltd.	9,751,040
109,000	Glacier Bancorp, Inc.	1,660,070
70,000	HCC Insurance Holdings, Inc.	1,932,000
128,000	Loews Corp.	4,771,840
223,294	Ocwen Financial Corp. *	2,476,330
300	Primerica, Inc. *	4,500
75,300	Transatlantic Holdings, Inc.	3,975,840
		61,093,966

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Shares		Value

Health Care, Pharmaceuticals & Biotechnology: 13.3%
39,990	Alexion Pharmaceuticals, Inc. *	$2,174,256
37,900	Celgene Corp. *	2,348,284
104,300	Covidien Ltd.	5,244,204
15,589	Greatbatch, Inc. *	330,331
77,000	Health Management Association, Inc. *	662,200
48,000	Illumina, Inc. *	1,867,200
7,500	Intuitive Surgical, Inc. *	2,610,975
46,100	Johnson & Johnson	3,005,720
66,500	Laboratory Corporation of America Holdings *	5,034,715
39,300	Life Technologies Corp. *	2,054,211
85,300	Merck & Co., Inc.	3,185,955
58,000	Mindray Medical International Ltd. - ADR	2,112,360
222,000	Omnicare, Inc.	6,280,380
66,000	Patterson Companies, Inc.	2,049,300
11,000	Psychiatric Solutions, Inc. *	327,800
34,090	United Therapeutics Corp. *	1,886,200
35,965	Vermillion, Inc. *	1,033,994
78,000	Warner Chilcott Plc - Class A *	1,992,900
		44,200,985
Industrials: 6.5%
164,300	Kirby Corp. *	6,268,045
87,300	McDermott International, Inc. *	2,350,116
99,100	Rockwell Collins, Inc.	6,202,669
150,300	Snap-on, Inc.	6,514,002
		21,334,832
Materials: 4.2%
30,000	Allegheny Technologies, Inc.	1,619,700
42,000	Barrick Gold Corp.	1,610,280
525,000	Cemex S.A.B. de C.V. - ADR	5,360,250
342,300	Lundin Mining Corp. *	1,816,568
26,600	Monsanto Co.	1,899,772
102,200	Solutia, Inc. *	1,646,442
		13,953,012
Technology: 17.9%
70,710	Aixtron AG - ADR	2,522,933
22,600	Apple, Inc. *	5,309,418
392,500	Applied Materials, Inc.	5,290,900
170,000	Ariba, Inc. *	2,184,500
65,530	ASML Holding N.V.	2,319,762
300,200	Broadridge Finanical Solutions, Inc.	6,418,276
134,940	CyberSource Corp. *	2,380,342
186,300	Cypress Semiconductor Corp. *	2,142,450
513,000	Dell, Inc. *	7,700,130
35,090	F5 Networks, Inc. *	2,158,386
8,650	Google, Inc. - Class A *	4,904,637
242,150	Micron Technology, Inc. *	2,515,938
93,600	Netlogic Microsystems Inc. *	2,754,648
145,000	NVIDIA Corp. *	2,520,100
54,800	QUALCOMM, Inc.	2,301,052
26,350	Salesforce.com, Inc. *	1,961,757
320,000	Symmetricom, Inc. *	1,865,600
127,600	Western Union Co.	2,164,096
		59,414,925

Masters' Select Equity Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Shares		Value

Telecommunication Services: 2.9%
3,587,480	Level 3 Communications, Inc. *	$5,811,717
54,000	NII Holdings, Inc. *	2,249,640
70,000	Syniverse Holdings, Inc. *	1,362,900
		9,424,257
TOTAL COMMON STOCKS
	(cost $263,609,761)	309,798,794

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 6.3%
$20,992,000	State Street Bank & Trust Co., 0.000%, 03/31/10, due 04/01/10
	[collateral: $19,705,000, Freddie Mac, 5.680%, due 09/14/17,
	Fannie Mae, 5.800%, due 02/09/26,
	Fannie Mae, 6.625%, due 11/15/30,
	value $21,426,088] (proceeds $20,992,000)	20,992,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $20,992,000)	20,992,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $284,601,761): 99.8%	330,790,794

Other Assets and Liabilities: 0.2%		634,262

Net Assets: 100.0%		$331,425,056

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments		$284,601,761
Gross unrealized appreciation		71,201,571
Gross unrealized depreciation		(25,012,538)
Net unrealized appreciation		$46,189,033

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Equity Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total

Equity
Common Stock	$288,996,172	$-	$-	$288,996,172
Depository Receipts	$20,802,623	$-	$-	$20,802,623
Total Equity	$309,798,794	$-	$-	$309,798,794
Short-Term Investments	$-	$20,992,000	$-	$20,992,000
Total Investments in Securities	$309,798,794	$20,992,000	$-	$330,790,794
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 94.6%

Australia: 1.6%
8,538,700	Telstra Corp. Ltd.	$23,404,014

Austria: 0.9%
224,982	Andritz AG	13,343,027

Belgium: 3.4%
677,915	Anheuser-Busch InBev N.V.	34,195,020
315,371	Nationale A Portefeuille	16,549,714
		50,744,734
Brazil: 7.1%
935,400	Anhanguera Educacional Participacoes S.A. *	13,537,199
776,669	Banco Bradesco S.A.	14,314,009
250,000	BRF - Brasil Foods S.A.	6,719,789
868,647	Empresa Brasileira de Aeronautica S.A.	20,812,782
3,267,106	Gafisa S.A.	22,531,765
1,633,862	OGX Petroleo e Gas Participacoes S.A.	15,265,454
276,941	Petroleo Brasileiro S.A.	12,321,105
		105,502,103
Canada: 7.4%
450,399	EnCana Corp.	13,975,881
230,472	Lululemon Athletica, Inc. *	9,564,588
156,300	Niko Resources Ltd.	16,671,077
262,000	Open Text Corp. *	12,437,140
233,900	Potash Corp. of Saskatchewan, Inc.	27,915,965
165,434	Research In Motion Ltd. *	12,233,844
1,796,086	Viterra, Inc. *	16,959,056
		109,757,551
Denmark: 1.0%
197,415	Novo Nordisk A/S	15,339,855

Finland: 1.1%
604,750	Sampo Oyj	16,064,025

France: 5.1%
297,000	Neopost S.A.	23,768,130
363,000	Publicis Groupe	15,553,524
117,376	Schneider Electric S.A.	13,785,932
610,700	Valeo S.A.	21,826,290
		74,933,876
Germany: 4.7%
468,000	Bayerische Motoren Werke AG	21,634,901
102,914	Linde AG	12,296,142
86,108	Muenchener Rueckversicherungs AG	13,992,789
448,000	SAP AG	21,728,278
		69,652,110
Guernsey: 1.8%
905,000	Amdocs Ltd. *	27,249,550

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Shares		Value

Hong Kong: 5.6%
10,818,000	Chaoda Modern Agriculture Holdings Ltd.	$11,521,776
770,000	Cheung Kong Holdings Ltd.	9,916,483
3,473,000	China Resources Enterprise Ltd.	12,836,706
12,700,000	Huabao International Holdings Ltd.	15,178,143
1,898,000	Hutchison Whampoa Ltd.	13,883,900
3,822,600	Li & Fung Ltd.	18,781,070
		82,118,078
India: 0.9%
326,524	ICICI Bank Ltd - ADR	13,942,575

Ireland: 0.8%
1,150,000	Babcock & Brown Air Ltd.	11,891,000

Israel: 2.5%
576,795	Teva Pharmaceutical Industries Ltd.	36,384,228

Japan: 9.8%
464,900	Asatsu-DK, Inc.	9,880,369
5,856,000	Daiwa Securities Group, Inc.	30,847,452
113,900	Fanuc Ltd.	12,097,302
1,936,000	Ichiyoshi Securities Co. Ltd.	13,245,225
71,200	Keyence Corp.	17,030,064
736,000	Mitsui Fudosan Co. Ltd.	12,505,696
259,500	ORIX Corp.	23,032,709
359,000	Rohm Co. Ltd.	26,828,908
		145,467,725
Netherlands: 4.1%
2,602,400	ING Groep N.V.	26,017,946
682,200	Koninklijke Philips Electronics N.V.	21,904,303
534,711	QIAGEN N.V. *	12,293,006
		60,215,255
Norway: 2.5%
703,300	Seadrill Ltd.	16,395,181
2,567,100	Storebrand ASA	20,303,647
		36,698,828
Poland: 1.4%
11,401,016	Netia S.A.	20,293,684

Russia 1.7%
1,082,872	Gazprom OAO	25,415,006

Singapore: 0.9%
2,030,000	Keppel Corp. Ltd.	13,233,925

South Korea: 1.9%
223,645	LG Corp.	14,034,023
134,800	Hyundai Motor Co.	13,760,573
		27,794,596
Spain: 1.5%
337,911	Inditex S.A.	22,305,073

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Shares		Value

Sweden: 2.1%
335,414	LE Lundbergforetagen AB	$17,109,990
3,239,800	D Carnegie AB #	-
1,323,684	Telefonaktiebolaget LM Ericsson	13,982,351
		31,092,341
Switzerland: 11.8%
533,253	ABB Ltd.	11,663,801
336,300	Adecco S.A.	19,116,303
1,948,500	Clariant, AG	24,816,587
692,000	Compagnie Financiere Richemont S.A.	26,834,799
355,600	Nestle S.A.	18,237,629
86,800	Sonova Holding AG	10,799,506
28,469	Swatch Group AG/The	9,090,396
491,500	Swiss Reinsurance Co. Ltd.	24,227,229
1,787,000	UBS AG	29,090,303
		173,876,553
Taiwan: 2.2%
37,595,785	United Microelectronics Corp.	19,947,383
21,307,485	Yuanta Financial Holding Co. Ltd.	12,781,270
		32,728,653
United Kingdom: 8.7%
399,065	BHP Billiton Plc	13,692,899
1,513,366	Carpetright Plc	18,381,345
1,111,000	Diageo Plc	18,655,741
626,000	GlaxoSmithKline Plc	12,027,623
9,315,105	Resolution Ltd.	11,589,909
2,037,600	Rolls-Royce Group Plc	18,422,307
1,920,232	Xstrata Plc	36,398,675
		129,168,499
United States: 2.1%
2,046,500	Dell, Inc. *	30,717,965

TOTAL COMMON STOCKS
	(cost $1,334,137,505)	1,399,334,829

Principal Amount		Value

SHORT-TERM INVESTMENTS: 5.6%
$81,956,000	State Street Bank & Trust Co., 0.000%, 03/31/10, due 04/01/10
	[collateral: $81,365,000, Fannie Mae, 5.570%, due 06/30/28,
	Fannie Mae, 4.100%, due 12/17/18,
	Fannie Mae, 6.625%, due 11/15/30,
	value $83,608,939] (proceeds $81,956,000)	81,956,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $81,956,000)	81,956,000

Masters' Select International Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

		Value

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,416,093,505): 100.2%	$1,481,290,829

Liabilities in Excess of Other Assets: (0.2)%		(2,154,949)

Net Assets: 100.0%		$1,479,135,880

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security.
#	This security is valued in accordance with the Fund's fair valuation policy.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments		$1,416,093,505
Gross unrealized appreciation		171,320,123
Gross unrealized depreciation		(106,122,799)
Net unrealized appreciation		$65,197,324

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector		Net Assets

Consumer Discretionary		14.5%
Consumer Staples		7.2%
Energy		6.8%
Finance		22.2%
Healthcare & Pharmaceuticals		5.9%
Industrials		12.5%
Materials		8.8%
Technology		13.9%
Telecommunications		3.0%
Utilities		0.0%
Cash and Other Assets		5.2%
Net Assets		100.0%

Master's Select International Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity
Common Stock	$146,387,939	$1,117,866,183	$-	**	$1,264,254,123
Depository Receipts	$135,080,706	$-	$-		$135,080,706
Total Equity	$281,468,645	$1,117,866,183	$-		$1,399,334,829
Short-Term Investments	$-	$81,956,000	$-		$81,956,000
Total Investments in Securities	$281,468,645	$1,199,822,183	$-		$1,481,290,829
Other Financial instruments*	$1,648,458	$-	$-		$1,648,458

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

** Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund. However, the value of these securities was $0 as of March 31, 2010.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2010, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date.  The contracts combined had net unrealized appreciation of $1,689,551 as of March 31, 2010.  The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at	Unrealized	Unrealized
Date		be Delivered	March 31, 2010	be Received	March 31, 2010	Appreciation	Depreciation
9/15/2010	4,820,000	Euro Currency	$7,042,020	U.S. Dollars	$6,518,740	$523,280	$-
10/22/2010	1,500,000	Euro Currency	2,111,010	U.S. Dollars	2,028,578	82,432	-
9/7/2010	463,000,000	Japanese Yen	5,022,237	U.S. Dollars	4,962,699	59,537	-
11/16/2010	176,000,000	Japanese Yen	1,954,307	U.S. Dollars	1,888,153	66,154	-
11/25/2010	600,000,000	Japanese Yen	6,863,654	U.S. Dollars	6,438,148	425,505	-
3/1/2011	305,000,000	Japanese Yen	3,438,247	U.S. Dollars	3,278,613	159,634	-
6/4/2010	3,785,000	Swiss Franc	3,578,181	U.S. Dollars	3,596,622	-	(18,441)
9/24/2010	6,900,000	Swiss Franc	6,769,352	U.S. Dollars	6,563,520	205,832	-
10/25/2010	3,930,000	Swiss Franc	3,925,290	U.S. Dollars	3,739,672	185,617	-

			$40,704,296		$39,014,746	$1,707,992	$(18,441)

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 94.4%

Consumer Discretionary: 18.3%
28,000	Best Buy Co., Inc.	$1,191,120
80,000	Comcast Corp.	1,437,600
192,007	DIRECTV - Class A *	6,491,757
51,200	Discovery Communications, Inc. *	1,505,792
72,000	H&R Block, Inc.	1,281,600
110,500	Liberty Media Corp. - Interactive *	1,691,755
33,700	Mohawk Industries, Inc. *	1,832,606
39,000	Time Warner, Inc.	1,219,530
110,000	Walt Disney Co. (The)	3,840,100
		20,491,860
Consumer Staples: 14.2%
109,980	CVS Caremark Corp.	4,020,869
119,349	Imperial Tobacco Group Plc	3,642,153
94,499	Kraft Foods, Inc.	2,857,650
46,170	Lorillard, Inc.	3,473,830
136,000	Sara Lee Corp.	1,894,480
		15,888,982
Energy: 5.5%
82,000	Cenovus Energy, Inc.	2,149,220
168,000	Chesapeake Energy Corp.	3,971,520
		6,120,740
Financials: 14.4%
66,110	ACE Ltd.	3,457,553
83,714	Allied Irish Banks Plc	135,868
67,400	Bank of America Corp.	1,203,090
32,000	Capital One Financial Corp.	1,325,120
282,000	Cheung Kong Holdings Ltd.	3,589,860
29,510	Deutsche Boerse AG	2,190,384
11,200	Fairfax Financial Holdings Ltd.	4,200,448
		16,102,323
Health Care, Pharmaceuticals & Biotechnology: 10.5%
48,000	Bristol Myers Squibb Co.	1,281,600
34,200	Covidien Ltd.	1,719,576
23,200	Laboratory Corp. of America Holdings *	1,756,472
34,000	Medtronic, Inc.	1,531,020
77,300	Omnicare Inc.	2,186,817
125,206	Rhoen Klinikum AG	3,209,012
		11,684,497
Industrials: 5.6%
56,700	Kirby Corp. *	2,163,105
30,000	Rockwell Collins, Inc.	1,877,700
50,600	Snap-on, Inc.	2,193,004
		6,233,809
Materials: 2.3%
251,507	Cemex S.A.B. de C.V. - ADR	2,567,886

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Shares		Value

Technology: 12.2%
78,000	Broadridge Financial Solutions, Inc.	$1,667,640
75	Comdisco Holding Co., Inc. *	663
358,000	Dell, Inc. *	5,373,580
65,900	Diebold, Inc.	2,092,984
56,000	eBay, Inc. *	1,509,200
73,000	Intel Corp.	1,624,980
58,000	Texas Instruments, Inc.	1,419,260
		13,688,307
Telecommunication Services: 8.1%
2,783,708	Level 3 Communications, Inc. *	4,509,607
1,996,100	Vodafone Group Plc	4,606,480
		9,116,087
Utilities: 3.3%
85,180	Exelon Corp.	3,731,736

TOTAL COMMON STOCKS
	(cost $96,572,523)	105,626,227

Principal
Amount		Value

PREFERRED STOCKS: 0.0%
Telecommunication Services: 0.0%
54	PTV, Inc.	8
TOTAL PREFERRED STOCKS
	(cost $0)	8

SHORT-TERM INVESTMENTS: 4.7%
$5,204,000	State Street Bank & Trust Co., 0.000%, 03/31/10, due 04/01/10
	[collateral: $4,695,000, Freddie Mac, 6.250%, due 07/15/32,
	Fannie Mae, 5.800%, due 02/09/26, Fannie Mae, 6.625%, due 11/15/30,
	value $5,322,300] (proceeds $5,204,000)	5,204,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $5,204,000)	5,204,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $101,776,523): 99.1%	110,830,235

Other Assets and Liabilities: 0.9%		1,032,291

Net Assets: 100.0%		$111,862,526

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

Masters' Select Value Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Value

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$101,776,523
Gross unrealized appreciation	20,975,638
Gross unrealized depreciation	(11,921,926)
Net unrealized appreciation	$9,053,712

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Value Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$99,468,481	$-	$-	$99,468,481
Depository Receipts	$6,157,746	$-	$-	$6,157,746
Preferred Stock	$7	$-	$-	$7
Total Equity	$105,626,235	$-	$-	$105,626,235
Short-Term Investments	$-	$5,204,000	$-	$5,204,000
Total Investments in Securities	$105,626,235	$5,204,000	$-	$110,830,235
Other Financial instruments*	$469,152	$-	$-	$469,152

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2010, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $469,152 as of March 31, 2010. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at	Unrealized	Unrealized
Date		be Delivered	March 31, 2010	be Received	March 31, 2010	Appreciation	Depreciation
7/16/2010	3,497,600	Euro Currency	$4,782,128	U.S. Dollars	$4,730,649	$51,479	$-
7/16/2010	146,000	Euro Currency	197,437	U.S. Dollars	197,471	-	(34)
5/12/2010	509,400	Pound Sterling	769,581	U.S. Dollars	773,231	-	(3,650)
5/12/2010	6,295,228	Pound Sterling	10,150,803	U.S. Dollars	9,555,688	595,115	-
5/12/2010	1,600,000	Pound Sterling	2,587,776	U.S. Dollars	2,428,681	159,095	-
5/12/2010	260,000	Pound Sterling	392,761	U.S. Dollars	394,661	-	(1,899)
5/12/2010	693,500	U.S. Dollars	1,128,949	Pound Sterling	1,052,682	-	(76,267)
5/12/2010	427,900	U.S. Dollars	697,575	Pound Sterling	649,520	-	(48,055)
5/12/2010	1,297,000	U.S. Dollars	2,100,102	Pound Sterling	1,968,750	-	(131,353)
5/12/2010	1,285,600	U.S. Dollars	2,027,764	Pound Sterling	1,951,445	-	(76,319)
5/12/2010	98,000	U.S. Dollars	147,715	Pound Sterling	148,757	1,041	-

			$24,982,593		$23,851,535	$806,730	$(337,577)

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 90.7%

Consumer Discretionary: 19.4%
48,923	California Pizza Kitchen, Inc. *	$821,417
201,700	Charming Shoppes, Inc. *	1,101,282
335,000	dELiA*s, Inc. *	579,550
52,500	Foot Locker, Inc.	789,600
109,220	Grand Canyon Education, Inc. *	2,855,011
21,189	J Crew Group, Inc. *	972,575
34,500	Jarden Corp.	1,148,505
17,900	Jo-Ann Stores, Inc. *	751,442
100,000	Liberty Media Corp - Interactive *	1,531,000
37,395	Signet Jewelers Ltd.	1,209,354
61,838	Syms Corp. *	615,907
22,974	Tempur-Pedic International, Inc. *	692,896
24,500	Time Warner Cable, Inc.	1,306,095
2,500	Washington Post Co.	1,110,450
350,000	Wendy's/Arby's Group, Inc.	1,750,000
		17,235,084
Consumer Staples: 1.9%
183,000	Central Garden and Pet Co. *	1,676,280

Energy: 11.5%
33,708	Arena Resources, Inc. *	1,125,847
28,600	Atwood Oceanics, Inc. *	990,418
56,900	BJ Services Co.	1,217,660
26,000	Forest Oil Corp. *	671,320
68,900	Patterson-UTI Energy, Inc.	962,533
74,400	Rosetta Resources, Inc. *	1,752,120
64,600	Rowan Companies, Inc. *	1,880,506
27,000	Smith International, Inc.	1,156,140
30,000	Weatherford International Ltd. *	475,800
		10,232,344
Financials: 12.8%
425,000	Chimera Investment Corp.	1,653,250
200,000	Conseco, Inc. *	1,244,000
63,000	Duff & Phelps Corp.	1,054,620
75,000	Hilltop Holdings, Inc. *	881,250
17,500	Mercury General Corp.	765,100
120,806	Ocwen Financial Corp. *	1,339,739
20,721	Portfolio Recovery Associates, Inc. *	1,136,961
150	Primerica, Inc. *	2,250
9,500	White Mountains Insurance Group Ltd.	3,372,500
		11,449,670
Health Care: 10.6%
16,500	Community Health Systems, Inc. *	609,345
60,024	Conceptus, Inc. *	1,198,079
60,200	Hanger Orthopedic Group, Inc. *	1,094,436
66,100	Impax Laboratories, Inc. *	1,181,868
58,100	MedAssets, Inc. *	1,220,100
36,900	Orthofix International N.V. *	1,342,422
16,220	Techne Corp.	1,033,052
65,990	Zoll Medical Corp. *	1,739,496
		9,418,798

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Shares		Value

Industrials: 10.0%
22,700	Alaska Air Group, Inc. *	$935,921
18,400	Clean Harbors, Inc. *	1,022,304
53,400	EnerSys *	1,316,844
63,200	IESI-BFC Ltd.	1,083,880
30,400	Korn/Ferry International *	536,560
38,402	SYKES Enterprises, Inc. *	877,102
30,875	TransDigm Group, Inc.	1,637,610
74,900	Trinity Industries, Inc.	1,495,004
		8,905,225
Information Technology: 18.6%
24,500	Altera Corp.	595,595
17,900	Arrow Electronics, Inc. *	539,327
272,000	Art Technology Group, Inc. *	1,199,520
38,000	Atheros Communications, Inc. *	1,470,980
49,200	Avnet, Inc. *	1,476,000
199,000	Brocade Communications Systems Inc. *	1,136,290
95,636	Emulex Corp. *	1,270,046
53,577	Finisar Corp. *	841,694
195,000	Integrated Device Technology, Inc. *	1,195,350
72,296	Polycom, Inc. *	2,210,812
59,200	QLogic Corp. *	1,201,760
49,000	Synopsys, Inc. *	1,096,130
38,235	Ultimate Software Group, Inc. *	1,259,843
139,000	United Online, Inc.	1,039,720
		16,533,067
Materials: 4.7%
94,634	Solutia, Inc. *	1,524,554
225,000	Spartech Corp. *	2,632,500
		4,157,054
Telecommunication Services: 1.2%
55,000	Syniverse Holdings, Inc. *	1,070,850

TOTAL COMMON STOCKS
	(cost $69,211,768)	80,678,372

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 10.1%
$9,009,000	State Street Bank & Trust Co., 0.000%, 03/31/10, due 04/01/10
	[collateral: $8,195,000, Fannie Mae, 5.570%, due 06/30/28,
	Fannie Mae, 5.800%, due 02/09/26,
	Fannie Mae, 6.625%, due 11/15/30,
	value $9,202,811] (proceeds $9,009,000)	9,009,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $9,009,000)	9,009,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $78,220,768): 100.8%	89,687,372

Liabilities in Excess of Other Assets: (0.8)%		(754,165)

Net Assets: 100.0%		$88,933,207

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Value

Percentages are stated as a percent of net assets.

* Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$78,220,768
Gross unrealized appreciation	17,093,571
Gross unrealized depreciation	(5,626,967)
Net unrealized appreciation	$11,466,604

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Smaller Companies Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$79,025,122	$-	$-	$79,025,122
Real Estate Inestment Trusts	$1,653,250	$-	$-	$1,653,250
Total Equity	$80,678,372	$-	$-	$80,678,372
Short-Term Investments	$-	$9,009,000	$-	$9,009,000
Total Investments in Securities	$80,678,372	$9,009,000	$-	$89,687,372
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS: 94.0%

Consumer Discretionary: 8.4%
21,900	Amazon.com, Inc. *	$2,972,487
116,200	Las Vegas Sands Corp. *	2,457,630
		5,430,117
Consumer Staples: 17.0%
90,320	CVS Caremark Corp.	3,302,099
76,246	Kraft Foods, Inc.	2,305,679
41,012	Lorillard, Inc.	3,085,743
36,200	Procter & Gamble Co.	2,290,374
		10,983,895
Energy: 15.8%
56,800	Canadian Natural Resources Ltd.	4,205,472
81,600	National Oilwell Varco, Inc.	3,311,328
43,000	Schlumberger Ltd.	2,728,780
		10,245,580
Financials: 19.1%
127,914	Allied Irish Banks Plc	207,604
112,350	American Express Co.	4,635,561
112,189	Bank of New York Mellon Corp.	3,464,397
65,600	Loews Corp.	2,445,568
50,900	Wells Fargo & Co.	1,584,008
		12,337,138
Health Care: 8.8%
9,400	Intuitive Surgical, Inc. *	3,272,422
37,500	Johnson & Johnson	2,445,000
		5,717,422
Technology: 9.7%
13,300	Apple, Inc. *	3,124,569
5,600	Google, Inc. *	3,175,256
		6,299,825
Telecommunication Services: 5.7%
1,605,760	Vodafone Group Plc	3,705,677

Utilities: 9.5%
83,680	E.ON AG	3,093,697
69,070	Exelon Corp.	3,025,956
		6,119,653
TOTAL COMMON STOCKS
	(cost $53,548,180)	60,839,307

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 4.0%
$2,607,000	State Street Bank & Trust Co., 0.000%, 03/31/10, due 04/01/10
	[collateral: $2,370,000, Freddie Mac, 5.680%, due 09/14/17,
	Fannie Mae, 5.570%, due 06/30/28, Freddie Mac, 6.250%, due 07/15/32,
	Fannie Mae, 6.625%, due 11/15/30,
	value $2,664,036] (proceeds $2,607,000)	2,607,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $2,607,000)	2,607,000

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at March 31, 2010 (Unaudited) - continued

Value

TOTAL INVESTMENTS IN SECURITIES
(cost $56,155,180): 98.0%	$63,446,307

Other Assets and Liabilities: 2.0%	1,275,248

Net Assets: 100.0%	$64,721,555

Percentages are stated as a percent of net assets.

* Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$56,155,180
Gross unrealized appreciation	11,395,381
Gross unrealized depreciation	(4,104,254)
Net unrealized appreciation	$7,291,127

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Focused Opportunity Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$60,839,307	$-	$-	$60,839,307
Total Equity	$60,839,307	$-	$-	$60,839,307
Short-Term Investments	$-	$2,607,000	$-	$2,607,000
Total Investments in Securities	$60,839,307	$2,607,000	$-	$63,446,307
Other Financial instruments*	$240,291	$-	$-	$240,291

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2010, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $240,292 as of March 31, 2010. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at	Unrealized	Unrealized
Date		be Delivered	March 31, 2010	be Received	March 31, 2010	Appreciation	Depreciation
7/16/2010	2,327,232	Euro Currency	$3,181,931	U.S. Dollars	$3,147,678	$34,253	$-
7/16/2010	171,000	Euro Currency	231,245	U.S. Dollars	231,285	-	(40)
5/12/2010	3,373,404	Pound Sterling	5,439,479	U.S. Dollars	5,120,577	318,902	-
5/12/2010	1,600,000	Pound Sterling	2,587,776	U.S. Dollars	2,428,681	159,095	-
5/12/2010	119,000	Pound Sterling	179,764	U.S. Dollars	180,633	-	(869)
5/12/2010	117,300	Pound Sterling	177,212	U.S. Dollars	178,053	-	(841)
5/12/2010	1,206,000	U.S. Dollars	1,952,755	Pound Sterling	1,830,618	-	(122,137)
5/12/2010	1,143,600	U.S. Dollars	1,803,789	Pound Sterling	1,735,900	-	(67,889)
5/12/2010	436,900	U.S. Dollars	711,230	Pound Sterling	663,182	-	(48,048)
5/12/2010	268,100	U.S. Dollars	437,065	Pound Sterling	406,956	-	(30,109)
5/12/2010	25,000	U.S. Dollars	39,975	Pound Sterling	37,948	-	(2,027)

			$16,742,220		$15,961,511	$512,250	$(271,958)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Masters’ Select Funds Trust

By (Signature and Title) /s/Kenneth E. Gregory
Kenneth E. Gregory, President

Date 5/18/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Kenneth E. Gregory
Kenneth E. Gregory, President

Date 5/18/2010

By (Signature and Title)* /s/John Coughlan
John Coughlan, Treasurer

Date 5/18/2010